Annual Total Returns- Vanguard Short-Term Investment-Grade Fund (Retail) [BarChart] - Retail - Vanguard Short-Term Investment-Grade Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.93%	4.52%	0.97%	1.76%	1.03%	2.72%	2.02%	0.86%	5.74%	5.14%